Leases	12 Months Ended
Dec. 31, 2016
LEASES [Abstract]
Leases

NOTE 17 - LEASES
The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2016, is as follows:

Amount
2017	$ 112,434
2018	82,445
2019	54,688
2020	65,862
2021	65,682
2022 and thereafter	306,965

$ 688,076